Supplement dated August 24, 2026, to the Initial Summary Prospectus and Updating Summary Prospectus

dated May 1, 2026, for Protective Strategic Objectives II VUL policies issued by Protective Life Insurance Company

Protective Variable Life Separate Account

This Supplement amends certain information in your variable universal life insurance policy initial summary prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current Prospectus by visiting
www.protective.com/productprospectus or by calling 1-800-265-1545.

The purpose of this Supplement is to announce the addition of nine (9) new Investment Options. All changes in this Supplement are effective August 24, 2026.

Fund prospectuses may be found online at www.protective.com/productprospectus by selecting your Policy then “Investment Options”.

The table in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section is amended to include the following new Investment Options:

Asset Allocation Type	Fund – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 1 - Capital Research and Management Company(1)	0.41%	25.16%	10.56%	11.30%
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 1 - Capital Research and Management Company(1)	0.22%	7.40%	0.10%	1.95%
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1 - Capital Research and Management Company(1)	0.25%	8.01%	0.01%	1.95%
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 1 - Capital Research and Management Company(1)	0.25%	17.50%	14.17%	12.65%
U.S. Equity	MFS® VIT II Blended Research® Core Equity Portfolio - Initial Class - Massachusetts Financial Services Company(1)	0.30%	16.10%	15.30%	13.88%
International Equity	MFS® VIT II International Growth Portfolio – Initial Class - Massachusetts Financial Services Company (1)	0.88%	21.12%	7.07%	9.88%
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	16.30%	12.22%	16.93%
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio(1)	0.84%	3.55%	3.84%	9.81%

Asset Allocation Type	Fund – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Money Market	Vanguard Variable Insurance Funds - Money Market Portfolio	0.15%	4.18%	3.17%	2.20%

(1) These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 800-265-1545. Please keep this Supplement for future reference.